Research and Development, Marketing - Business Development and General and Administrative Expenses	12 Months Ended
Dec. 31, 2021
Research and Development, Marketing - Business Development and General and Administrative Expenses
Research and Development, Marketing - Business Development and General and Administrative Expenses

Note 17. Research and Development, Marketing — Business Development and General and Administrative Expenses

	Research and	Marketing — business	General and
December 31, 2019	development	development	administrative
(in thousands of euros)	expenses	expenses	expenses	Total
Disposables	(1,560)	—	—	(1,560)
Energy and liquids	(505)	—	—	(505)
Patents	(506)	—	—	(506)
Studies	(19,353)	—	—	(19,353)
Maintenance	(933)	—	—	(933)
Fees	(239)	—	(987)	(1,226)
IT systems	(793)	(8)	(46)	(847)
Support costs (including taxes)	—	—	(568)	(568)
Personnel costs	(8,076)	(202)	(2,703)	(10,981)
Depreciation, amortization and provisions	(1,060)	—	(396)	(1,456)
Other	(765)	(40)	(1,387)	(2,192)
Total operating expenses	(33,790)	(250)	(6,087)	(40,127)

	Research and	Marketing — business	General and
December 31, 2020	development	development	administrative
(in thousands of euros)	expenses	expenses	expenses	Total
Disposables	(1,243)	—	—	(1,243)
Energy and liquids	(539)	—	—	(539)
Patents	(343)	—	—	(343)
Studies	(10,987)	—	—	(10,987)
Maintenance	(846)	—	—	(846)
Fees	(201)	(341)	(2,005)	(2,548)
IT systems	(597)	(8)	(46)	(651)
Support costs (including taxes)	—	—	(722)	(722)
Personnel costs	(7,518)	(197)	(2,964)	(10,680)
Depreciation, amortization and provisions	(832)	—	(177)	(1,009)
Other	(608)	(16)	(2,585)	(3,209)
Total operating expenses	(23,717)	(563)	(8,499)	(32,779)

	Research and	Marketing — business	General and
December 31, 2021	development	development	administrative
(in thousands of euros)	expenses	expenses	expenses	Total
Disposables	(1,472)	—	—	(1,472)
Energy and liquids	(513)	—	—	(513)
Patents	(543)	—	—	(543)
Studies	(33,004)	—	—	(33,004)
Maintenance	(1,017)	—	—	(1,017)
Fees	(160)	(138)	(2,746)	(3,044)
IT systems	(744)	(9)	(52)	(806)
Support costs (including taxes)	—	—	(782)	(782)
Personnel costs	(9,645)	(213)	(3,556)	(13,413)
Depreciation, amortization and provisions	(751)	—	(176)	(927)
Other	(602)	(4)	(3,844)	(4,450)
Total operating expenses	(48,452)	(364)	(11,155)	(59,971)

17.1.Personnel costs and headcount

	Research and	Marketing — business	General and
December 31, 2019	development	development	administrative
(in thousands of euros)	expenses	expenses	expenses	Total
Wages, salaries and similar costs	(4,908)	(178)	(1,491)	(6,577)
Payroll taxes	(2,206)	(1)	(634)	(2,841)
Provisions for retirement benefit obligations	(95)	—	(61)	(156)
Share‑based compensation expense	(868)	(22)	(517)	(1,407)
Total personnel costs	(8,076)	(202)	(2,703)	(10,981)

	Research and	Marketing — business	General and
December 31, 2020	development	development	administrative
(in thousands of euros)	expenses	expenses	expenses	Total
Wages, salaries and similar costs	(4,590)	(183)	(1,669)	(6,442)
Payroll taxes	(2,180)	8	(926)	(3,098)
Provisions for retirement benefit obligations	(141)	0	(60)	(202)
Share‑based compensation expense	(607)	(22)	(309)	(938)
Total personnel costs	(7,518)	(197)	(2,964)	(10,680)

	Research and	Marketing — business	General and
December 31, 2021	development	development	administrative
(in thousands of euros)	expenses	expenses	expenses	Total
Wages, salaries and similar costs	(6,031)	(199)	(1,867)	(8,097)
Payroll taxes	(2,173)	0	(838)	(3,010)
Provisions for retirement benefit obligations	(148)	0	(68)	(216)
Share-based compensation expense	(1,293)	(13)	(783)	(2,089)
Total personnel costs	(9,645)	(213)	(3,556)	(13,413)

Inventiva had 105 employees at December 31, 2021 compared with 94 employees at December 31, 2020 and 88 employees at December 31, 2019.

As of December 31, 2021, 100 people were employed by Inventiva S.A. and 5 people were employed by Inventiva Inc.